Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 3,516
2023
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	3,313
2024
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 203